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[ING FUNDS LOGO]

August 18, 2005


VIA EDGAR
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U.S. Securities and Exchange Commission
100 F St. N.E.
Washington, D.C. 20549

Re:   ING PARTNERS, INC.
      (File Nos. 333-32575; 811-8319)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1993 Act") this is to certify that the ING Solution Portfolios Class T shares Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 23 to the Registrant that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

Please contact Kim Palmer at (480) 477-2674 or the undersigned at
(480) 477-2648 if you have any questions or comments.

Sincerely,

/s/ Ernest J. C'DeBaca
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Ernest J. C'DeBaca
Counsel
ING U.S. Legal Services